Income Taxes - Reconciliation of Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal tax benefit at statutory rate	$ (2,525)	$ (2,093)
State income tax benefit at statutory rate, net of federal benefit	(359)	(316)
Permanent differences	282	197
Change in valuation allowance	2,626	2,206
Deferred adjustments	6	595
Net operating loss carryback – CARES Act	0	(685)
Other adjustments, net	(30)	96
Provision for income taxes	$ 0	$ 0